28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred compensation payable	$ 1,912,000
Mortgage loan payable	1,575,000	1,630,000
Promissory notes to related parties	507,000
Convertible promissory notes	120,000	235,000
Maturity of 10% promissory notes	10,000	10,000
Total	4,124,000
Amount due within 2013 [Member]
Deferred compensation payable	1,912,000
Mortgage loan payable	1,575,000
Promissory notes to related parties	507,000
Convertible promissory notes	120,000
Maturity of 10% promissory notes	10,000
Total	$ 4,124,000